Note 13 - Employee Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		9 years 350 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		9,000
Retirement Plan [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	one
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Contributions by Employer (in Dollars)	$ 125,000	$ 104,000	$ 106,000
Directors Retirement Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period	five
Retirement Benefits Term	10 years
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan, Employer Discretionary Contribution Amount (in Dollars)	$ 139,000	$ 91,000	$ 92,000
Stock Option and Restricted Stock Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Stock Option and Restricted Stock Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	160,000
Omnibus Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	1,722	2,400	110